Net Loss Attributable to Common Stockholders - Schedule of Anti-Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Anti-Dilutive Securities [Line Items]
Total	170,507,216	155,920,837	169,502,229	152,752,313
Redeemable convertible preferred stock [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total	149,616,222	100,608,468	145,182,811	100,608,468
Outstanding stock options [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total	13,503,590	15,667,899	14,162,648	12,773,588
Preferred stock warrants [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total	110,000	220,000	110,000	220,000
Common stock warrants [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total	7,277,404	7,277,404	7,277,404	7,277,404
Convertible notes [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total		7,540,509		7,399,609
SAFE liability [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total		24,606,557	2,769,366	24,473,244